Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2020
Earnings per share [abstract]
Schedule of Earnings per Share
EARNINGS PER SHARE

Quarters				Half year
Q2 2020	Q1 2020	Q2 2019		2020	2019
(18,131)	(24)	2,998	Income/(loss) attributable to Royal Dutch Shell plc shareholders ($ million)	(18,155)	8,999
			Weighted average number of shares used as the basis for determining:
7,789.8	7,819.8	8,100.8	Basic earnings per share (million)	7,804.8	8,126.3
7,789.8	7,819.8	8,153.7	Diluted earnings per share (million)	7,804.8	8,182.1